Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Communication Services Portfolio

November 30, 2019

BAM-QTLY-0120
1.810700.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Diversified Telecommunication Services - 9.7%
Alternative Carriers - 2.8%
Cogent Communications Group, Inc.	24,900	$1,560,732
GCI Liberty, Inc. (a)	138,800	9,853,412
Iridium Communications, Inc. (a)	191,800	4,468,940
Vonage Holdings Corp. (a)	289,600	2,290,736
		18,173,820
Integrated Telecommunication Services - 6.9%
AT&T, Inc.	334,900	12,518,562
Masmovil Ibercom SA (a)	198,000	4,463,480
Verizon Communications, Inc.	443,500	26,716,440
		43,698,482

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		61,872,302

Entertainment - 22.7%
Interactive Home Entertainment - 9.8%
Activision Blizzard, Inc.	560,600	30,737,698
DouYu International Holdings Ltd. ADR	433,800	3,236,148
Electronic Arts, Inc. (a)	150,000	15,151,500
Take-Two Interactive Software, Inc. (a)	86,600	10,508,910
Zynga, Inc. (a)	429,400	2,675,162
		62,309,418
Movies & Entertainment - 12.9%
Lions Gate Entertainment Corp.:
Class A	34,500	322,575
Class B	267,534	2,319,520
Netflix, Inc. (a)	98,600	31,025,476
The Walt Disney Co.	250,771	38,011,868
World Wrestling Entertainment, Inc. Class A (b)	171,800	10,655,036
		82,334,475

TOTAL ENTERTAINMENT		144,643,893

Interactive Media & Services - 44.0%
Interactive Media & Services - 44.0%
Alphabet, Inc. Class A (a)	119,800	156,229,982
ANGI Homeservices, Inc. Class A (a)(b)	780,400	6,048,100
Facebook, Inc. Class A (a)	518,900	104,630,996
Match Group, Inc. (b)	20,100	1,416,648
Pinterest, Inc. Class A	71,800	1,398,664
TripAdvisor, Inc.	47,400	1,346,160
Twitter, Inc. (a)	239,500	7,402,945
Zillow Group, Inc. Class A (a)	53,300	2,081,898
		280,555,393
Media - 15.3%
Broadcasting - 6.5%
CBS Corp. Class B	161,700	6,529,446
Discovery Communications, Inc. Class C (non-vtg.) (a)	363,700	11,100,124
Fox Corp. Class B	68,966	2,412,431
Liberty Media Corp.:
Liberty Media Class A (a)	241,562	10,404,075
Liberty SiriusXM Series A (a)	115,500	5,624,850
Sinclair Broadcast Group, Inc. Class A	154,900	5,395,167
		41,466,093
Cable & Satellite - 8.2%
Charter Communications, Inc. Class A (a)	2,571	1,208,396
Comcast Corp. Class A	363,600	16,052,940
DISH Network Corp.:
rights 12/9/19 (a)	5,239	3,563
Class A (a)	100,400	3,430,668
Grupo Televisa SA de CV (CPO) sponsored ADR	352,100	3,862,537
Liberty Broadband Corp. Class A (a)	136,223	16,116,543
Liberty Global PLC Class C (a)	356,800	7,671,200
Liberty Latin America Ltd. Class C (a)	183,000	3,283,020
Sirius XM Holdings, Inc.	100,552	701,853
		52,330,720
Publishing - 0.6%
The New York Times Co. Class A	111,800	3,605,550

TOTAL MEDIA		97,402,363

Road & Rail - 3.6%
Trucking - 3.6%
Lyft, Inc.	471,700	23,103,866
Wireless Telecommunication Services - 4.0%
Wireless Telecommunication Services - 4.0%
Sprint Corp. (a)	1,474,597	8,729,614
T-Mobile U.S., Inc. (a)	215,200	16,903,960
		25,633,574
TOTAL COMMON STOCKS
(Cost $491,475,124)		633,211,391

Money Market Funds - 4.1%
Fidelity Cash Central Fund 1.61% (c)	8,786,577	8,788,334
Fidelity Securities Lending Cash Central Fund 1.61% (c)(d)	17,644,100	17,645,864
TOTAL MONEY MARKET FUNDS
(Cost $26,434,198)		26,434,198
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $517,909,322)		659,645,589
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(21,812,449)
NET ASSETS - 100%		$637,833,140

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$95,577
Fidelity Securities Lending Cash Central Fund	58,027
Total	$153,604

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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